PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Parent Company Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 73,431	$ 103,072	$ 418,941
Restricted cash	375,865	379,293	$ 7,873
Total current assets	911,089	1,042,938
Non-current assets
Securities pledged to an investor	0	315,796
Total non-current assets	1,041,659	1,242,725
Total assets	1,952,748	2,285,663
Current liabilities
Share buyback forward liabilities	0	117,059
Put option liabilities - third parties	0	309,115
Shortterm borrowings	1,263,707	802,519
Total current liabilities	2,398,078	2,467,397
Noncurrent liabilities
Warrant liabilities	800	3,340
Total noncurrent liabilities	884,916	678,492
Total liabilities	3,282,994	3,145,889
Shareholders' deficit
Ordinary shares	7	7
Additional paid-in capital	1,933,992	1,785,664
Accumulated other comprehensive income	39,818	55,165
Accumulated deficit	(3,157,918)	(2,693,698)
Total shareholders' deficit attributable to ordinary shareholders	(1,322,498)	(852,862)
Total liabilities and shareholders' deficit	1,952,748	2,285,663
Related party
Current assets
Prepayments and other current assets, net	111,886	74,558
Current liabilities
Convertible notes	126,203	113,910
Accrued expenses and other current liabilities - third parties	213,529	214,760
Shortterm borrowings	784,288	199,570
Nonrelated Party
Current assets
Prepayments and other current assets, net	77,570	72,541
Current liabilities
Accrued expenses and other current liabilities - third parties	251,361	389,791
Shortterm borrowings	479,419	602,949
Parent Company
Current assets
Cash and cash equivalents	301	963
Restricted cash		338
Amounts due from subsidiaries	$ 162,128	$ 95,693
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party
Total current assets	$ 186,239	$ 119,040
Non-current assets
Investment securities - related parties	$ 1,811	$ 2,221
Debt Securities, Available-for-Sale, Type [Extensible Enumeration]	Related party	Related party
Securities pledged to an investor		$ 315,796
Total non-current assets	$ 1,811	318,017
Total assets	188,050	437,057
Current liabilities
Share buyback forward liabilities		117,059
Accrued expenses and other current liabilities - third parties	9,313	16,497
Put option liabilities - third parties		309,115
Total current liabilities	287,180	557,721
Noncurrent liabilities
Share of losses in excess of investments in subsidiaries and consolidated VIEs	1,134,606	728,858
Warrant liabilities	800	3,340
Total noncurrent liabilities	1,223,368	732,198
Total liabilities	1,510,548	1,289,919
Shareholders' deficit
Ordinary shares	7	7
Treasury stock	(138,397)
Additional paid-in capital	1,933,992	1,785,664
Accumulated other comprehensive income	39,818	55,165
Accumulated deficit	(3,157,918)	(2,693,698)
Total shareholders' deficit attributable to ordinary shareholders	(1,322,498)	(852,862)
Total liabilities and shareholders' deficit	188,050	437,057
Parent Company | Related party
Current assets
Prepayments and other current assets, net	18,052	15,684
Current liabilities
Convertible notes	126,203	113,910
Amounts due to subsidiaries		1,140
Shortterm borrowings	151,664
Noncurrent liabilities
Convertible notes	77,175
Parent Company | Nonrelated Party
Current assets
Prepayments and other current assets, net	5,758	$ 6,362
Noncurrent liabilities
Convertible notes	$ 10,787